Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by (used in) operating activities	$ (50)	$ 80	$ 177
Cash flows provided by (used in) investing activities
Capital expenditures	(183)	(144)	(133)
Payments to Acquire Businesses, Net of Cash Acquired	(64)	0	0
Proceeds from the sale of (purchases of) debt securities, net	(1)	(3)	2
Change in restricted cash	(3)	4	(15)
disbursement of affiliated loan	(50)
repayment of affiliated loan	50
Funds remitted to unconsolidated affiliates	(2)	(13)	(3)
Proceeds from sale of assets	20	7	11
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(233)	(150)	(138)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	21	15	(7)
Borrowings of long-term debt	391	1,135	453
Repayments of long-term debt	(343)	(1,058)	(487)
Repayment of advance from affiliates	0	0	(7)
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			(14)
Capital contribution from parent	0	0	16
Long-term debt and credit facility financing fees	0	(40)	(14)
Common stock dividends paid	0	0	(11)
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	69	52	(59)
Effect of exchange rates on cash and cash equivalents	(9)	(4)	5
Decrease in cash and cash equivalents	(223)	(22)	(15)
Cash and cash equivalents (unrestricted) at beginning of period	379	401	416
Cash and cash equivalents (unrestricted) at end of period	156	379	401
Momentive Specialty Chemicals Inc. [Member]
Net cash provided by (used in) operating activities	(426)	(173)	14
Cash flows provided by (used in) investing activities
Capital expenditures	(89)	(75)	(57)
Payments to Acquire Businesses, Net of Cash Acquired	(52)
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
disbursement of affiliated loan	0
repayment of affiliated loan	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	20	0	9
Capital contribution to subsidiary	(30)	(31)	(30)
Return of capital from subsidiary		48
Return of capital from subsidiary from sales of accounts receivable	350	214	87
Net cash (used in) provided by investing activities	199	156	9
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	7	0	0
Borrowings of long-term debt	295	1,109	450
Repayments of long-term debt	(256)	(665)	(278)
Repayment of advance from affiliates			(7)
Net Intercompany Loan Borrowings (Repayments)	34	(493)	(113)
Long Term Debt and Credit Facility Financing Fees			(14)
Capital contribution from parent	0	0	16
Long-term debt and credit facility financing fees		(40)
Common stock dividends paid	0	0	(11)
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	80	(89)	41
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	(147)	(106)	64
Cash and cash equivalents (unrestricted) at beginning of period	170	276	212
Cash and cash equivalents (unrestricted) at end of period	23	170	276
Combined Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	14	23	16
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
disbursement of affiliated loan	0
repayment of affiliated loan	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Capital contribution to subsidiary	(20)	(20)	(19)
Return of capital from subsidiary		31
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(20)	11	(19)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayment of advance from affiliates			0
Net Intercompany Loan Borrowings (Repayments)	0	(2)	(3)
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	20	20	19
Long-term debt and credit facility financing fees		0
Common stock dividends paid	(14)	(21)	(13)
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	6	(34)	3
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Combined Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	376	251	160
Cash flows provided by (used in) investing activities
Capital expenditures	(94)	(69)	(76)
Payments to Acquire Businesses, Net of Cash Acquired	(12)
Proceeds from the sale of (purchases of) debt securities, net	(1)	(3)	2
Change in restricted cash	(3)	4	(15)
disbursement of affiliated loan	(50)
repayment of affiliated loan	50
Funds remitted to unconsolidated affiliates	(2)	(13)	(3)
Proceeds from sale of assets	0	7	2
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(112)	(75)	(90)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	14	15	(7)
Borrowings of long-term debt	96	26	3
Repayments of long-term debt	(87)	(393)	(209)
Repayment of advance from affiliates			0
Net Intercompany Loan Borrowings (Repayments)	(34)	495	116
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	30	31	30
Long-term debt and credit facility financing fees		0
Common stock dividends paid	0	0	0
Return of capital to parent from sales of accounts receivable	(350)	(214)	(87)
Net cash used in financing activities	(331)	(88)	(154)
Effect of exchange rates on cash and cash equivalents	(9)	(4)	5
Decrease in cash and cash equivalents	(76)	84	(79)
Cash and cash equivalents (unrestricted) at beginning of period	209	125	204
Cash and cash equivalents (unrestricted) at end of period	133	209	125
Eliminations [Member]
Net cash provided by (used in) operating activities	(14)	(21)	(13)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
disbursement of affiliated loan	0
repayment of affiliated loan	0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Capital contribution to subsidiary	50	51	49
Return of capital from subsidiary		(79)
Return of capital from subsidiary from sales of accounts receivable	(350)	(214)	(87)
Net cash (used in) provided by investing activities	(300)	(242)	(38)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt		0	0
Repayment of advance from affiliates			0
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	(50)	(51)	(49)
Long-term debt and credit facility financing fees		0
Common stock dividends paid	14	21	13
Return of capital to parent from sales of accounts receivable	350	214	87
Net cash used in financing activities	314	263	51
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	$ 0	$ 0	$ 0